Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income	$ 18,976	¥ 122,916	¥ 405,141	¥ 156,567
Redeemable Preferred Shares redemption value accretion			(4,629)	(11,123)
Income allocation to participating Redeemable Preferred Shares			(55,984)	(46,473)
Net income attributable to Jumei's ordinary shareholders	$ 18,976	¥ 122,916	¥ 344,528	¥ 98,971
Denominator:
Weighted average number of ordinary shares-basic	145,901,672	145,901,672	115,090,686	59,475,739
Dilutive effect of share options	3,848,667	3,848,667	5,301,794	4,093,946
Dilutive effect of RSUs	8,486	8,486	450
Dilutive effect of Founders' shares			4,824,124	19,627,103
Weighted average number of ordinary shares-diluted	149,758,825	149,758,825	125,217,054	83,196,788
Net income per ADS attributable to Jumei's ordinary shareholders
Basic | (per share)	$ 0.14	¥ 0.84	¥ 2.99	¥ 1.66
Diluted | (per share)	$ 0.14	¥ 0.82	¥ 2.75	¥ 1.19